FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-4626


                       Tax-Free Trust of Oregon
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

                   Date of fiscal year end: September 30, 2007

                  Date of reporting period: June 30, 2008


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14)


                            TAX-FREE TRUST OF OREGON
                             SCHEDULE OF INVESTMENTS
                                  June 30, 2008
                                   (unaudited)

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
                                                                                       Rating
        Principal                                                                       Moody's/
         Amount         State of Oregon General Obligation Bonds (39.7%)                 S&P                Value (a)
-------------------- -------------------------------------------------------------- -------------- --------------------

                     Bend, Oregon Transportation Highway System (MBIA
                     Corporation Insured)
        $ 1,135,000  5.300%, 09/01/17                                                    A1/NR            $  1,172,330

                     Benton and Linn Counties, Oregon School District
                     #509J (Financial Security Assurance
                     Insured)
          4,670,000  5.000%, 06/01/21 pre-refunded                                       Aaa/NR              5,009,556

                     Chemeketa, Oregon Community College District
                     (Financial Guaranty Insurance
                     Corporation Insured),
          1,385,000  5.500%, 06/01/14 Escrowed to Maturity                              NR/NR***             1,520,079

                     Clackamas, Oregon Community College District
                     (Financial Guaranty Insurance
                     Corporation Insured)
          3,955,000  5.250%, 06/15/17 pre-refunded                                      Aa2/AA-              4,199,775

                     Clackamas, Oregon Community College District (MBIA
                     Corporation Insured)
          1,535,000  5.000%, 05/01/25                                                    A1/AA               1,560,742

                     Clackamas, Oregon School District #12 (North Clackamas)
                     Convertible Capital
                     Appreciation Bonds (Financial Security Assurance
                     Insured) (converts to a 5% coupon
                     on 06/15/11)
          4,250,000  zero coupon, 06/15/29                                              Aaa/AAA              3,694,483

                     Clackamas County, Oregon School District #12
                     (North Clackamas) (Financial Security
                      Assurance Insured)
          2,000,000  4.500%, 06/15/30                                                   Aaa/AAA              1,924,340
          3,115,000  4.750%, 06/15/31                                                   Aaa/AAA              3,093,413

                     Clackamas County, Oregon School District #62
                     (Oregon City) (State School Bond
                     Guaranty Program)
          1,055,000  5.500%, 06/15/20 pre-refunded                                      Aa2/AAA              1,111,137

                     Clackamas County, Oregon School District #86 (Canby)
                     (Financial Security Assurance
                     Insured)
          2,240,000  5.000%, 06/15/19                                                   Aaa/AAA              2,358,026

                     Clackamas County, Oregon School District #108
                     (Estacada) (Financial Security
                               Assurance Insured)
          1,295,000  5.375%, 06/15/17 pre-refunded                                      Aaa/AAA              1,379,680
          2,000,000  5.000%, 06/15/25 pre-refunded                                      Aaa/AAA              2,109,780

                     Clackamas County, Oregon Tax Allocation
            705,000  6.500%, 05/01/20                                                    NR/NR*                706,072

                     Columbia County, Oregon School District #502
                     (Financial Guaranty Insurance
                     Corporation Insured)
          2,070,000  zero coupon, 06/01/15                                               A2/NR               1,531,241

                     Deschutes County, Oregon (Financial Security
                     Assurance Insured)
          1,615,000  5.000%, 12/01/15                                                    Aaa/NR              1,703,712
          2,260,000  5.000%, 12/01/16                                                    Aaa/NR              2,378,492

                     Deschutes County, Oregon Administrative School
                     District #1 (Bend-LaPine)
                     (Financial Security Assurance Insured)
          1,145,000  5.500%, 06/15/14 pre-refunded                                       Aaa/NR              1,223,879
          1,300,000  5.500%, 06/15/16 pre-refunded                                       Aaa/NR              1,389,557
          1,355,000  5.500%, 06/15/18 pre-refunded                                       Aaa/NR              1,448,346
          3,000,000  5.125%, 06/15/21 pre-refunded                                       Aaa/NR              3,175,170

                     Deschutes County, Oregon School District #6
                     (Sisters) (Financial Security Assurance
                     Insured)
          1,735,000  5.250%, 06/15/19                                                   Aaa/AAA              1,906,349
          1,030,000  5.250%, 06/15/21                                                   Aaa/AAA              1,127,438

                     Deschutes and Jefferson Counties, Oregon School
                     District #02J (Redmond) (Financial
                     Guaranty Insurance Corporation Insured)
          1,000,000  5.000%, 06/15/21                                                    Aa2/NR              1,026,350
          2,330,000  zero coupon, 06/15/22                                               Aa2/NR              1,136,993

                     Douglas County, Oregon School District  #116
                     (Winston-Dillard) (State School Bond
                                Guaranty Program)
          1,020,000  5.625%, 06/15/20 pre-refunded                                       NR/AA               1,076,681

                                 Gresham, Oregon
                     (Financial Security Assurance Insured)
          1,155,000  5.375%, 06/01/18                                                    Aaa/NR              1,220,500

                     Jackson County, Oregon School District #4
                     (Phoenix-Talent)
                     (Financial Security Assurance Insured)
          1,395,000  5.500%, 06/15/18 pre-refunded                                      Aaa/AAA              1,491,102

                     Jackson County, Oregon School District #9
                     (Eagle Point) (MBIA Corporation Insured)
          2,080,000  5.500%, 06/15/15                                                    Aa2/NR              2,296,840
          1,445,000  5.500%, 06/15/16                                                    Aa2/NR              1,602,751

                     Jackson County, Oregon School District #9 (Eagle Point)
                     (State School Bond Guaranty Program)
          1,120,000  5.625%, 06/15/17 pre-refunded                                       Aa2/NR              1,201,077
          1,880,000  5.000%, 06/15/21 pre-refunded                                       Aa2/NR              1,983,193

                     Jackson County, Oregon School District #549
                     (Medford) (State School Bond Guaranty Program)
          1,750,000  5.000%, 06/15/12                                                    Aa2/NR              1,857,310

                     Jackson County, Oregon School District #549C
                     (Medford) (Financial Security Assurance
                     Insured)
          2,000,000  4.750%, 12/15/29                                                   Aaa/AAA              1,978,720
          3,000,000  5.000%, 12/15/32                                                   Aaa/AAA              3,040,530

                     Jackson County, Oregon School District #549C
                     (Medford) (School Board Guaranty)
          1,000,000  4.625%, 06/15/27                                                    Aa2/AA              1,001,950
          1,000,000  4.625%, 06/15/30                                                    Aa2/AA                967,160
          1,000,000  5.000%, 06/15/33                                                    Aa2/AA              1,014,070

                     Jefferson County, Oregon School District #509J
                     (Financial Guaranty Insurance Corporation Insured)
          1,215,000  5.250%, 06/15/14                                                    NR/AA               1,268,606
          1,025,000  5.250%, 06/15/17                                                    NR/AA               1,061,511

                     Josephine County, Oregon Three Rivers School District
                     (Financial Security Assurance Insured)
          1,780,000  5.250%, 06/15/18 pre-refunded                                       Aaa/NR              1,890,164

                                 Keizer, Oregon
          2,500,000  5.200%, 06/01/31                                                    A3/NR               2,476,750

                     Lane County, Oregon School District #19 (Springfield)
                     (Financial Security Assurance Insured)
          3,425,000  zero coupon, 06/15/29                                               Aaa/NR              1,091,753

                     Lane County, Oregon School District #40 (Creswell)
                     (State School Bond Guaranty Program)
          1,430,000  5.375%, 06/15/20 pre-refunded                                       NR/AA               1,502,730

                     Lincoln County, Oregon School District
                     (Financial Guaranty Insurance Corporation Insured)
          1,245,000  5.250%, 06/15/12                                                    A2/NR               1,285,027

                     Linn County, Oregon School District #7 (Harrisburg)
                     (State School Bond Guaranty Program)
          1,660,000  5.500%, 06/15/19 pre-refunded                                       NR/AA               1,748,329

                     Linn County, Oregon School District #9 (Lebanon)
                     (Financial Guaranty Insurance Corporation Insured)
          3,000,000  5.600%, 06/15/30 pre-refunded                                       NR/AA               3,279,720

                     Linn County, Oregon School District #9 (Lebanon)
                     (MBIA Corporation Insured)
          2,500,000  5.000%, 06/15/30                                                    A2/AA               2,522,425

                     Metro, Oregon
          1,100,000  5.000%, 06/01/18                                                   Aaa/AAA              1,181,741

                     Morrow County, Oregon School District #1 (Financial
                     Security Assurance Insured)
          1,710,000  5.250%, 06/15/19                                                   Aaa/AAA              1,878,880

                     Multnomah County, Oregon School District #7
                     (Reynolds) (MBIA Corporation Insured)
          2,625,000  5.000%, 06/01/25                                                    A2/NR               2,658,758

                     Multnomah County, Oregon School District #7 (Reynolds)
                     (State School Bond Guaranty Program)
            500,000  5.625%, 06/15/17 pre-refunded                                       Aa2/AA                535,465
          2,375,000  5.125%, 06/15/19 pre-refunded                                       Aa2/AA              2,510,233

                     Multnomah and Clackamas Counties, Oregon School
                     District #10 (Gresham-Barlow)
                     (Financial Security Assurance Insured)
          1,500,000  5.500%, 06/15/18 pre-refunded                                      Aaa/AAA              1,603,335
          4,275,000  5.250%, 06/15/19                                                   Aaa/AAA              4,697,199
          2,650,000  5.000%, 06/15/21 pre-refunded                                      Aaa/AAA              2,795,459

                     Multnomah and Clackamas Counties, Oregon School
                     District #28JT (Centennial)
                     (Financial Security Assurance Insured)
          2,680,000  5.250%, 12/15/18                                                    Aaa/NR              2,954,137

                     Oregon  Coast Community College District (MBIA
                     Corporation Insured)
          1,590,000  5.250%, 06/15/17                                                    Aa2/NR              1,683,063

                     Pacific City, Oregon Joint Water - Sanitary Authority
          1,830,000  4.800%, 07/01/27                                                    NR/NR*              1,830,000

                     Polk, Marion & Benton Counties, Oregon School
                     District #13J (Central) (Financial
                     Security Assurance Insured)
          1,520,000  5.000%, 06/15/21                                                   Aaa/AAA              1,600,636

                                Portland, Oregon
          1,000,000  4.600%, 06/01/14                                                    Aaa/NR              1,022,000
          2,975,000  zero coupon, 06/01/15                                               Aa2/NR              2,200,697
          1,120,000  5.125%, 06/01/18                                                    Aaa/NR              1,133,126
         10,070,000  4.350%, 06/01/23                                                    Aa1/NR             10,078,459

                     Portland, Oregon Community College District
          2,350,000  5.000%, 06/01/21 pre-refunded                                       Aa2/AA              2,473,986

                     Portland, Oregon Community College District
                     (Financial Guaranty Insurance Corporation Insured)
          1,395,000  5.000%, 06/01/17 pre-refunded                                       Aa2/AA              1,468,600

                     Salem-Keizer, Oregon School District #24J
                     (Financial Security Assurance Insured)
          1,000,000  5.000%, 06/15/19                                                   Aaa/AAA              1,046,530

                     Southwestern Oregon Community College District
                     (MBIA Corporation Insured)
          1,120,000  6.000%, 06/01/25 pre-refunded                                       A2/AA               1,188,790

                                 State of Oregon
          2,115,000  5.250%, 10/15/14                                                    Aa2/AA              2,264,404

                     State of Oregon Board of Higher Education
            820,000  zero coupon, 08/01/16                                               Aa2/AA                575,574
          2,560,000  5.500%, 08/01/21 pre-refunded                                       Aa2/AA              2,686,566
          2,000,000  5.000%, 08/01/21                                                    Aa2/AA              2,098,280
          2,130,000  5.000%, 08/01/22                                                    Aa2/AA              2,152,748

                     State of Oregon Elderly and Disabled Housing
             35,000  6.250%, 08/01/13                                                    Aa2/AA                 35,103

                     State of Oregon Veterans' Welfare
            700,000  9.200%, 10/01/08                                                    Aa2/NR                712,446
            595,000  5.200%, 10/01/18                                                    Aa2/AA                599,177
            550,000  4.800%, 12/01/22                                                    Aa2/AA                538,775
            400,000  4.900%, 12/01/26                                                    Aa2/AA                393,316

                               The Dalles, Oregon
            230,000  4.000%, 06/01/20                                                     NR/A                 226,564
            155,000  4.000%, 06/01/21                                                     NR/A                 151,327
            130,000  4.125%, 06/01/22                                                     NR/A                 127,633
            100,000  4.200%, 06/01/23                                                     NR/A                  98,256

                     Wasco County, Oregon School District #12 (The Dalles)
                     (Financial Security Assurance
                     Insured)
          1,135,000  6.000%, 06/15/15 pre-refunded                                      Aaa/AAA              1,206,108
          1,400,000  5.500%, 06/15/17                                                   Aaa/AAA              1,566,712
          1,790,000  5.500%, 06/15/20                                                   Aaa/AAA              2,003,261

                     Washington County, Oregon
          2,465,000  5.000%, 06/01/23                                                    Aa2/NR              2,576,640

                     Washington County, Oregon School District #15
                     (Forest Grove) (Financial Security
                      Assurance Insured)
          1,760,000  5.375%, 06/15/16 pre-refunded                                       Aaa/NR              1,875,086
          2,000,000  5.000%, 06/15/21 pre-refunded                                       Aaa/NR              2,109,780

                     Washington County, Oregon School District #48J (Beaverton)
          1,620,000  5.125%, 01/01/16 pre-refunded                                      Aa2/AA-              1,698,554

                     Washington, Multnomah and Yamhill County, Oregon
                     School District #1J (Hillsboro)
          1,295,000  5.250%, 06/01/13 pre-refunded                                       Aa3/NR              1,336,129

                     Washington, Multnomah and Yamhill County, Oregon School
                     District #1J (Hillsboro)
                     (MBIA Corporation Insured)
          8,500,000  zero coupon, 06/15/26                                               Aa3/NR              3,170,500

                     Yamhill County, Oregon School District #40
                     (McMinnville) (Financial Security
                     Assurance Insured)
          1,375,000  5.000%, 06/15/22                                                    Aaa/NR              1,441,688

                                                                                                   --------------------
                     Total General Obligation Bonds                                                        164,931,560
                                                                                                   --------------------

                     State of Oregon Revenue Bonds (55.0%)
                     --------------------------------------------------------------

                     Airport Revenue Bonds (0.9%)
                     --------------------------------------------------------------

                     Jackson County, Oregon Airport Revenue (XLCA Insured)
            750,000  5.250%, 12/01/32                                                  Baa1/BBB-               752,175

                     Port of Portland, Oregon Airport (AMBAC Indemnity
                     Corporation Insured)
          3,000,000  5.500%, 07/01/24                                                    Aa3/AA             3,056,610

                                                                                                   --------------------
                     Total Airport Revenue Bonds                                                            3,808,785
                                                                                                   --------------------

                     Certificates of Participation Revenue Bonds (5.6%)
                     --------------------------------------------------------------

                     Oregon State Department Administrative Services
                     (AMBAC Indemnity Corporation
                     Insured)
            595,000  5.000%, 11/01/19                                                    Aa3/AA                600,206

                     Oregon State Department of Administration Services
                     (AMBAC Indemnity Corporation Insured)
            500,000  5.375%, 05/01/14                                                    Aa3/AA                528,570
          3,500,000  6.000%, 05/01/26 pre-refunded                                       Aaa/AA              3,742,375

                     Oregon State Department of Administrative Services
                     (Financial Guaranty Insurance
                     Corporation Insured)
          2,000,000  5.000%, 11/01/20                                                   Aa3/AA-              2,065,500
          2,660,000  5.000%, 11/01/23                                                   Aa3/AA-              2,723,494
          2,945,000  5.000%, 11/01/24                                                   Aa3/AA-              3,009,201
          1,475,000  5.000%, 11/01/26                                                   Aa3/AA-              1,497,995
          1,145,000  5.000%, 05/01/27                                                   Aa3/AA-              1,158,774
          3,880,000  5.000%, 11/01/27                                                   Aa3/AA-              3,940,489

                     Oregon State Department of Administrative Services
                     (Financial Security Assurance
                     Insured)
            750,000  5.000%, 05/01/19                                                   Aaa/AAA                784,238
          1,000,000  5.000%, 05/01/22                                                   Aaa/AAA              1,036,210
          2,280,000  4.500%, 11/01/32                                                   Aaa/AAA              2,176,009


                                                                                                   --------------------
                     Total Certificates of Participation Revenue Bonds                                      23,263,061
                                                                                                   --------------------

                     Hospital Revenue Bonds (10.7%)
                     --------------------------------------------------------------

                     Clackamas County, Oregon Hospital Facilities Authority
                     (Legacy Health System)
          2,000,000  5.250%, 02/15/17                                                    A1/AA-              2,039,700
          2,980,000  5.250%, 02/15/18                                                    A1/AA-              3,034,892
          4,025,000  5.250%, 05/01/21                                                    A1/AA-              4,092,982

                     Clackamas County, Oregon Hospital Facilities Authority
                     (Legacy Health System) (MBIA
                     Corporation Insured)
          2,650,000  4.750%, 02/15/11                                                    A1/AA               2,711,374

                     Clackamas County, Oregon Hospital Facilities Authority
                     (Mary's Woods)
          3,480,000  6.625%, 05/15/29 pre-refunded+                                     NR/NR**              3,671,226

                     Deschutes County, Oregon Hospital Facilities Authority
                                (Cascade Health)
          2,000,000  5.600%, 01/01/27 pre-refunded                                       A1/NR               2,150,640
          3,000,000  5.600%, 01/01/32 pre-refunded                                       A1/NR               3,225,960

                     Deschutes County, Oregon Hospital Facilities Authority
                     (Cascade Health) (AMBAC
                     Insured)
          4,800,000  5.375%, 01/01/35                                                    Aa3/AA              4,749,840

                     Klamath Falls, Oregon Inter Community Hospital
                     (Merle West) (Assured Guaranty
                     Corporation Insured)
          5,000,000  5.000%, 09/01/36                                                    NR/AAA              4,947,500

                     Medford, Oregon Hospital Facilities Authority 7 Day
                     Auction Bond (Asante Health
                     System) (MBIA Corporation Insured)
          1,000,000  8.080%, 08/15/29                                                    A2/AA               1,000,000

                     Medford, Oregon Hospital Facilities Authority (MBIA
                     Corporation Insured)
            345,000  5.000%, 08/15/18                                                    A2/AA                 348,302

                     Multnomah County, Oregon Hospital Facilities Authority
                     (Providence Health System)
          1,390,000  5.250%, 10/01/22                                                    Aa2/AA              1,434,647

                     Multnomah County, Oregon Hospital Facilities Authority
                     (Terwilliger Plaza Project)
          1,250,000  5.250%, 12/01/36                                                    NR/NR*              1,007,613

                     Oregon Health Sciences University Series B (MBIA
                     Corporation Insured)
          1,400,000  5.250%, 07/01/15                                                    A2/AA               1,402,590

                             Salem, Oregon Hospital
          3,300,000  4.500%, 08/15/30                                                    NR/A+               2,992,968

                     State of Oregon Health Housing Educational and
                     Cultural Facilities Authority
                     (Peacehealth) (AMBAC Indemnity Corporation Insured)
          2,300,000  5.250%, 11/15/17                                                    Aa3/AA              2,421,624
          1,850,000  5.000%, 11/15/26                                                    Aa3/AA              1,865,041
          1,430,000  5.000%, 11/15/32                                                    Aa3/AA              1,425,925

                                                                                                   --------------------
                     Total Hospital Revenue Bonds                                                           44,522,824
                                                                                                   --------------------

                     Housing, Educational, and Cultural Revenue Bonds (8.5%)
                     --------------------------------------------------------------

                     Forest Grove, Oregon (Pacific University) (Radian Insured)
          4,000,000  5.000%, 05/01/22                                                     A3/A               4,020,400

                     Forest Grove, Oregon Student Housing (Oak Tree Foundation)
          5,750,000  5.500%, 03/01/37                                                    NR/NR*              5,087,428

                     Multnomah County, Oregon Educational Facility
                     (University of Portland)
          1,000,000  6.000%, 04/01/20 pre-refunded                                      NR/BBB+              1,056,170

                     Oregon Health Sciences University, Oregon
                     (MBIA Corporation Insured)
         11,550,000  zero coupon, 07/01/21                                               A2/AA               5,964,074
          3,140,000  5.250%, 07/01/22                                                    A2/AA               3,210,493

                     Oregon State Facilities Authority (Linfield College)
          2,115,000  5.000%, 10/01/25                                                   Baa1/NR              2,064,705

                     Oregon State Facilities Authority Revenue (University
                     of Portland)
          5,000,000  5.000%, 04/01/32                                                   NR/BBB+              4,670,350

                     Oregon State Facilities Authority (Willamette University)
                     (Financial Guaranty
                     Corporation Insured)
            500,000  5.125%, 10/01/25                                                     NR/A                 506,145

                     Oregon State Facilities Authority Revenue (Willamette
                     University)
          5,000,000  5.000%, 10/01/32                                                     NR/A               4,903,200

                     State of Oregon Housing and Community Services
              5,000  5.900%, 07/01/12                                                    Aa2/NR                  5,042
             95,000  6.700%, 07/01/13                                                    Aa2/NR                 95,238
            290,000  6.000%, 07/01/20                                                    Aa2/NR                292,134
          2,580,000  4.650%, 07/01/25                                                    Aa2/NR              2,491,738
          1,000,000  5.400%, 07/01/27                                                    Aa2/NR                997,760

                                                                                                   --------------------
                     Total Housing, Educational, and Cultural Revenue Bonds                                 35,364,877
                                                                                                   --------------------

                     Public Facilities Revenue Bonds (0.3%)
                     --------------------------------------------------------------

                             Port of Morrow, Oregon
          1,250,000  5.000%, 06/01/25                                                    NR/NR*              1,144,350

                                                                                                   --------------------
                     Total Public Facilities Revenue Bonds                                                   1,144,350
                                                                                                   --------------------

                     Transportation Revenue Bonds (5.9%)
                     --------------------------------------------------------------

                     Oregon St. Department Transportation Highway Usertax
          3,025,000  5.500%, 11/15/18 pre-refunded                                      Aa2/AAA              3,293,439
          2,555,000  5.375%, 11/15/18 pre-refunded                                      Aa2/AAA              2,707,559
          1,200,000  5.000%, 11/15/22                                                   Aa2/AAA              1,246,296
          1,260,000  5.000%, 11/15/23                                                   Aa2/AAA              1,305,058
          4,545,000  5.125%, 11/15/26 pre-refunded                                      Aa2/AAA              4,879,557
          2,155,000  5.000%, 11/15/28                                                   Aa2/AAA              2,214,176
          1,000,000  5.000%, 11/15/29                                                   Aa2/AAA              1,019,040
          2,165,000  4.500%, 11/15/32                                                   Aa2/AAA              2,087,233

                     Tri-County Metropolitan Transportation District, Oregon
          1,440,000  5.750%, 08/01/16 pre-refunded                                       NR/AAA              1,528,733
          1,775,000  5.000%, 09/01/16                                                   Aa3/AAA              1,868,205

                     Tri-County Metropolitan Transportation District, Oregon
                     (LOC: Morgan Guaranty Trust)
          2,500,000  5.400%, 06/01/19 pre-refunded                                       NR/AAA              2,605,050

                                                                                                   --------------------
                     Total Transportation Revenue Bonds                                                     24,754,346
                                                                                                   --------------------

                     Urban Renewal Revenue Bonds (3.6%)
                     --------------------------------------------------------------

                     Portland, Oregon Airport Way Renewal and Redevelopment
                     (AMBAC Indemnity Corporation
                     Insured)
          1,640,000  6.000%, 06/15/14 pre-refunded                                       Aa3/NR              1,758,326
          1,765,000  5.750%, 06/15/20 pre-refunded                                       Aa3/NR              1,884,014

                     Portland, Oregon River District Urban Renewal and
                     Redevelopment
                     (AMBAC Indemnity Corporation Insured)
          1,915,000  5.000%, 06/15/20                                                    Aa3/NR              1,968,141

                     Portland, Oregon Urban Renewal Tax Allocation (AMBAC
                     Indemnity Corporation Insured) (Convention Center)
          1,150,000  5.750%, 06/15/18                                                    Aa3/NR              1,208,869
          2,000,000  5.450%, 06/15/19                                                    Aa3/NR              2,078,460

                     Portland, Oregon Urban Renewal Tax Allocation (Interstate
                     Corridor) (Financial
                     Guaranty Insurance Corporation Insured)
          1,890,000  5.250%, 06/15/20                                                    A3/NR               1,960,043
          1,990,000  5.250%, 06/15/21                                                    A3/NR               2,055,391
          2,030,000  5.000%, 06/15/23                                                    A3/NR               2,040,597

                                                                                                   --------------------
                     Total Urban Renewal Revenue Bonds                                                      14,953,841
                                                                                                   --------------------

                     Utility Revenue Bonds (2.2%)
                     --------------------------------------------------------------

                     Emerald Peoples Utility District, Oregon
                     (Financial Security Assurance Insured)
          1,455,000  5.250%, 11/01/22                                                    Aaa/NR              1,529,292

                     Eugene, Oregon Electric Utility
                     (Financial Security Assurance Insured)
          1,600,000  5.000%, 08/01/18                                                   Aaa/AAA              1,601,360

                     Eugene, Oregon  Electric Utility
          5,935,000  5.000%, 08/01/30++                                                  A1/AA-              5,981,530

                                                                                                   --------------------
                     Total Utility Revenue Bonds                                                            9,112,182
                                                                                                   --------------------

                     Water and Sewer Revenue Bonds (15.6%)
                     --------------------------------------------------------------

                     Klamath Falls, Oregon Wastewater (AMBAC Indemnity
                     Corporation Insured)
          1,545,000  5.650%, 06/01/20 pre-refunded                                       Aa3/AA              1,629,898

                     Klamath Falls, Oregon Water (Financial Security Assurance
                     Insured)
          1,575,000  5.500%, 07/01/16                                                   Aaa/AAA              1,727,051

                     Lebanon, Oregon Wastewater
                     (Financial Security Assurance Insured)
          1,000,000  5.700%, 03/01/20                                                   Aaa/AAA              1,039,750

                     Portland, Oregon Sewer System
          5,000,000  5.000%, 06/15/33                                                    A1/AA-              5,090,150

                     Portland, Oregon Sewer System (Financial Guaranty
                     Insurance Corporation Insured)
          2,500,000  5.750%, 08/01/19 pre-refunded                                      Aa3/AA-              2,651,450

                     Portland, Oregon Sewer System (Financial Security
                     Assurance Insured)
          2,760,000  5.250%, 06/01/17                                                   Aaa/AAA              2,931,313
          4,595,000  5.000%, 06/01/17                                                   Aaa/AAA              4,898,454
          3,470,000  5.000%, 06/01/21                                                   Aaa/AAA              3,587,251

                     Portland, Oregon Sewer System (MBIA Corporation Insured)
          4,410,000  5.000%, 06/15/25                                                    Aa3/AA              4,573,787
          4,630,000  5.000%, 06/15/26                                                    Aa3/AA              4,786,309
          1,610,000  5.000%, 06/15/27                                                    Aa3/AA              1,638,481

                     Portland, Oregon Water System
          7,420,000  5.500%, 08/01/19 pre-refunded                                       Aa1/NR              7,839,972
          1,235,000  5.500%, 08/01/20 pre-refunded                                       Aa1/NR              1,304,901

                     Portland, Oregon Water System (MBIA Corporation Insured)
          2,725,000  4.500%, 10/01/27                                                    Aa2/NR              2,629,516

                     Salem, Oregon Water & Sewer (Financial
                     Security Assurance Insured)
          1,000,000  5.375%, 06/01/15                                                   Aaa/AAA              1,102,570
          1,970,000  5.375%, 06/01/16 pre-refunded                                      Aaa/AAA              2,068,224
          3,025,000  5.500%, 06/01/20 pre-refunded+                                     Aaa/AAA              3,182,814

                     Sunrise Water Authority, Oregon (Financial Security
                     Assurance Insured)
          2,630,000  5.000%, 03/01/19                                                   Aaa/AAA              2,752,427
          1,350,000  5.250%, 03/01/24                                                   Aaa/AAA              1,419,296

                     Sunrise Water Authority, Oregon (XLCA Insured)
          1,000,000  5.000%, 09/01/25                                                   NR/BBB-                989,710

                     Washington County, Oregon Clean Water Services
                     (Financial Guaranty Insurance Corporation Insured)
            995,000  5.000%, 10/01/13                                                    A1/AA-              1,034,462
          3,525,000  5.125%, 10/01/17                                                    A1/AA-              3,627,014

                     Washington County, Oregon Clean Water Services (MBIA
                     Corporation Insured)
          2,235,000  5.250%, 10/01/15                                                    A2/AA               2,438,407

                                                                                                   --------------------
                     Total Water and Sewer Revenue Bonds                                                    64,943,207
                                                                                                   --------------------

                     Other Revenue Bonds (1.7%)
                     --------------------------------------------------------------

                     Oregon State Department of Administration Services
                     (Lottery Revenue) (Financial
                     Security Assurance Insured)
          3,040,000  5.000%, 04/01/19                                                   Aaa/AAA              3,177,013
          3,740,000  5.000%, 04/01/27                                                   Aaa/AAA              3,851,863

                                                                                                   --------------------
                     Total Other Revenue Bonds                                                               7,028,876
                                                                                                   --------------------

                     Total Revenue Bonds                                                                   228,896,349
                                                                                                   --------------------

                              U.S. Territory (4.9%)
                     --------------------------------------------------------------

                     Puerto Rico Commonwealth Aqueduct & Sewer Authority
                     (Assured Guaranty Corporation
                     Insured)
          3,000,000  5.000%, 07/01/28                                                   Aaa/AAA              3,051,960

                     Puerto Rico Commonwealth General Obligation
          5,000,000  5.000%, 07/01/28                                                  Baa3/BBB-             4,769,000

                     Puerto Rico Commonwealth General Obligation
          1,000,000  5.500%, 07/01/32                                                  Baa3/BBB-             1,001,520

                     Puerto Rico Commonwealth General Obligation (MBIA Insured)
          1,500,000  6.000%, 07/01/28                                                    A2/AA               1,583,040

                     Puerto Rico Electric Power Authority
          1,000,000  5.250%, 07/01/33                                                   A3/BBB+              1,000,770

                     Puerto Rico Municipal Finance Agency (Financial Security
                     Assurance Insured)
            500,000  5.250%, 08/01/16                                                   Aaa/AAA                522,710
          5,000,000  5.250%, 08/01/20                                                   Aaa/AAA              5,172,000

                     Puerto Rico Public Buildings Authority Revenue
                     (Commonwealth Guaranteed)
          3,000,000  6.250%, 07/01/31                                                  Baa3/BBB-             3,266,790

                                                                                                   --------------------
                     Total U.S. Territory Bonds                                                             20,367,790
                                                                                                   --------------------

                     Total Municipal Bonds  (cost $407,396,703-note b)                   99.6%             414,195,699

                     Other assets less liabilities                                        0.4                1,797,427
                                                                                    -------------- --------------------

                     Net Assets                                                          100.0%          $ 415,993,126
                                                                                    ============== ====================


                     (*) Any security not rated (NR) by either rating service has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

                                  Fitch Rating:
                      ** AAA
                      *** BBB

                                                               Percent of
               Portfolio Distribution By Quality Rating       Portfolio +
               ----------------------------------------       -----------


               Aaa of Moody's or AAA of S&P or Fitch              37.9 %

               Aa of Moody's or AA of S&P                         46.6

               A of Moody's or S&P                                8.3

               Baa of Moody's or BBB of S&P or Fitch              4.8

               Not rated*                                         2.4
                                                                -------

                                                                100.0 %
                                                                =======

               + Calculated using the highest rating of the three rating
                 services.

                + Security are pledged as collateral for the Trust's when
                  - issued commitments.

                ++ Security traded on a "when-issued" basis.

               PORTFOLIO ABBREVIATIONS:
               AMBAC - American Municipal Bond Assurance Corp.
               LOC - Letter of Credit MBIA - Municipal Bond Investors Assurance NR - Not Rated XLCA - XL Capita-l Assurance

                See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)

 (a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At June 30, 2008, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $407,137,111 amounted to $7,058,588, which consisted of aggregate gross unrealized appreciation of $11,223,877 and aggregate gross unrealized depreciation of $4,165,289.


(c) Recent Developments

1) The Davis case: In May, 2007, the U. S. Supreme Court agreed to hear an appeal in Department of Revenue of Kentucky v. Davis, a case concerning the constitutionality of differential tax treatment for interest from in-state vs. out-of-state municipal securities, a practice which is common among the majority of the states. On May 19, 2008, the U. S. Supreme Court upheld the right of states to tax interest on out-of-state municipal bonds while exempting their own state's bond interest from taxation. The U. S. Supreme Court said differential tax treatment for interest from in-state vs. out-of-state municipal securities does not discriminate against interstate commerce, but rather promotes the financing of essential governmental services.

2) Insurers: Over the past few months, municipal bond insurance companies have been under review by the three major rating agencies: Standard & Poor's, Moody's and Fitch. The ratings of some of the insurance companies have now either been downgraded and/or have a negative outlook. The financial markets continue to assess the severity of the losses caused by the subprime credit crisis and its impact on municipal bond insurance companies and the prices of insured municipal bonds.











Item 2. Controls and Procedures.

(a) The Fund's chief financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Fund's chief financial and executive officers are aware of no changes in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).





                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE TRUST OF OREGON

By:	/s/ Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      Vice Chair, President and Trustee
      August 27, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      Vice Chair, President and Trustee
      August 27, 2008


By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Joseph P. DiMaggio
	Chief Financial Officer and Treasurer
	August 27, 2008